Subsequent Events - Additional Information (Detail) - Major business combination [member] - Electrosteel Steels Limited [member] ₨ in Millions, $ in Millions			12 Months Ended
	Jun. 15, 2018 INR (₨)	Jun. 15, 2018 USD ($)	Mar. 31, 2018	Jun. 15, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Date of Acquisition			Jun. 04, 2018
Percentage of equity stake acquired	90.00%			90.00%
Refinery capacity	1,500,000	1,500,000
Cash consideration	₨ 53,200			$ 817
Acquisition related costs	₨ 165	$ 3